Future Minimum Lease Payments Under Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Year ending December 31, 2014	$ 36,136
Year ending December 31, 2015	32,155
Year ending December 31, 2016	18,379
Beyond 2016	0
Total minimum lease payments	86,670
Less: Amounts representing interest (at interest rate of 18.86%)	(6,710)
Present value of minimum payments	79,960
Current portion	(34,055)	(41,698)
Non-current portion	45,905	41,730
Present value of minimum payments	$ 79,960